INCOME TAXES - Aggregate amount and per share effect of the tax holiday and preferential tax rate (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Aggregate amount and per share effect of the tax holiday and preferential tax rate
The aggregate amount of tax holiday and preferential tax rate	¥ (126,577)	¥ (93,121)	¥ (167,869)
The aggregate effect on basic and diluted net income per share:
- Basic	¥ (0.6834)	¥ (0.5055)	¥ (0.9201)
- Diluted	¥ (0.6786)	¥ (0.4999)	¥ (0.9201)